Cover	Apr. 18, 2025
Document Information [Line Items]
Document Type	8-K/A
Amendment Flag	true
Document Period End Date	Apr. 18, 2025
Entity File Number	001-39272
Entity Registrant Name	E2open Parent Holdings, Inc.
Entity Central Index Key	0001800347
Entity Tax Identification Number	86-1874570
Entity Incorporation, State or Country Code	DE
Entity Address, Address Line One	14135 Midway Road
Entity Address, Address Line Two	Suite G300
Entity Address, City or Town	Addison
Entity Address, State or Province	TX
Entity Address, Postal Zip Code	75001
City Area Code	866
Local Phone Number	432-6736
Written Communications	false
Soliciting Material	false
Pre-commencement Tender Offer	false
Pre-commencement Issuer Tender Offer	false
Entity Emerging Growth Company	false
Amendment Description	Amendment No. 5 to Credit Agreement and Agency Resignation and AppointmentOn April 18, 2025, E2open Intermediate, LLC, on behalf of E2open Parent Holdings, Inc. (“E2open”), E2open, LLC (the “Borrower”), a subsidiary of E2open, the other loan parties party thereto, Goldman Sachs Bank USA, as resigning administrative agent and resigning collateral agent (“GS”), UBS AG, Stamford Branch, as successor administrative agent and successor collateral agent (“UBS”) and the financial institutions parties thereto as lenders and issuing banks entered into Amendment No. 5 to Credit Agreement (the “Credit Agreement Amendment”), which amends that certain Credit Agreement dated as of February 4, 2021 (the “Existing Credit Agreement” as later amended and restated).Under the Credit Agreement Amendment, (i) GS resigned as administrative agent and as collateral agent, and the required lenders appointed and UBS accepted such appoint to serve as successor administrative agent and successor collateral agent under the Existing Credit Agreement, (ii) each of the multicurrency tranche revolving maturity date and the USD tranche revolving maturity date were extended to February 4, 2028 (subject to a springing maturity date of 91 days inside the term loan maturity date), (iii) the borrower, the successor administrative agent and the revolving lenders terminated certain of the revolving commitments held by GS on a non pro rata basis and all of the revolving commitments held by Blackstone Holdings Finance Co. L.L.C. and (iv) the multicurrency tranche revolving commitment was reduced to $56,000,000 and the USD tranche revolving commitment was reduced to $67,750,000. The Borrower paid customary fees to UBS, as successor administrative agent and an extension fee to the revolving lenders. The foregoing description of the Credit Agreement Amendment is qualified in its entirety by reference to the complete terms of the Credit Agreement Amendment which is filed as Exhibit 10.1 to this Form 8-K.
Title of 12(b) Security	Class A Common Stock, par value $0.0001 per share
Trading Symbol	ETWO
Security Exchange Name	NYSE